Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Lab equipment [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	15.00%
Computer [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Office furniture and equipment [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	6.00%
Leasehold Improvements [Member]
Statement Line Items [Line Items]
straight-line basis over the useful life of the assets, description	see below